Segment information - Disclosure of revenue and non-current assets by geographical location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Revenue	$ 359,938	$ 341,330	$ 308,864
Non-current assets	512,351	449,132	457,313
U.S.
Disclosure of geographical areas [line items]
Revenue	242,094	269,481	267,721
Non-current assets	416,102	416,835	417,084
Canada
Disclosure of geographical areas [line items]
Revenue	19,130	19,592	19,571
United Kingdom
Disclosure of geographical areas [line items]
Revenue	57,896	27,072	5,133
Germany
Disclosure of geographical areas [line items]
Revenue	16,914	950	954
International-other
Disclosure of geographical areas [line items]
Revenue	23,904	24,235	15,485
Korea
Disclosure of geographical areas [line items]
Non-current assets	2,084	2,479	5,874
Europe
Disclosure of geographical areas [line items]
Non-current assets	$ 94,165	$ 29,818	$ 34,355